UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Alesco Advisors LLC

Address:   120 Office Park Way
           Pittsford, New York 14534


Form 13F File Number: 28-10620


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey D. Bradley
Title:  Chief Compliance Officer
Phone:  (585) 586-0970

Signature,  Place,  and  Date  of  Signing:

/s/ Jeffrey D. Bradley             Pittsford, New York                5/12/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              65

Form 13F Information Table Value Total:  $      568,450
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ---------- -------- ----------------------
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -------
BIODELIVERY SCIENCES INTL IN   COM              09060J106      159   45,000          OTHER                45,000      0       -
FIRST NIAGARA FINANCIAL GP INC COM              33582V108    8,985  661,600          OTHER                 2,607      0 658,993
GENERAL ELECTRIC CO            COM              369604103      334   16,660          OTHER                16,660      0       -
HOME PROPERTIES INC            COM              437306103      324    5,496          OTHER                 5,496      0       -
INTEL CORP                     COM              458140100      206   10,200          OTHER                10,200      0       -
ISHARES GOLD TRUST             ISHARES          464285105    1,929  137,600          SOLE                137,600      0       -
ISHARES TR                     BARCLYS TIPS BD  464287176   13,142  120,392          SOLE                114,967      0   5,425
ISHARES TR                     S&P 500 INDEX    464287200   34,598  260,119          SOLE                242,269      0  17,850
ISHARES TR                     MSCI EMERG MKT   464287234      706   14,498          SOLE                 14,498      0       -
ISHARES TR                     IBOXX INV CPBD   464287242      899    8,310          SOLE                  8,310      0       -
ISHARES TR                     S&P500 GRW       464287309    5,534   80,535          SOLE                 79,235      0   1,300
ISHARES TR                     S&P 500 VALUE    464287408    9,659  152,574          SOLE                151,549      0   1,025
ISHARES TR                     BARCLYS 20+YR    464287432      219    2,375          SOLE                  1,975      0     400
ISHARES TR                     BARCLYS 7-10 YR  464287440    4,158   44,700          SOLE                 44,700      0       -
ISHARES TR                     BARCLYS 1-3 YR   464287457    1,470   17,550          SOLE                 16,250      0   1,300
ISHARES TR                     MSCI EAFE INDEX  464287465   35,069  583,697          SOLE                566,972      0  16,725
ISHARES TR                     S&P MIDCAP 400   464287507   71,780  727,183          SOLE                691,958      0  35,225
ISHARES TR                     S&P MC 400 GRW   464287606    4,703   42,618          SOLE                 41,968      0     650
ISHARES TR                     RUSSELL1000GRW   464287614    1,243   20,555          SOLE                 20,555      0       -
ISHARES TR                     S&P MIDCP VALU   464287705    6,119   70,991          SOLE                 70,241      0     750
ISHARES TR                     S&P SMLCAP 600   464287804   57,623  783,342          SOLE                765,992      0  17,350
ISHARES TR                     S&P SMLCP VALU   464287879    5,009   65,722          SOLE                 64,297      0   1,425
ISHARES TR                     S&P SMLCP GROW   464287887    4,706   59,558          SOLE                 58,008      0   1,550
ISHARES TR                     AGENCY BD FD     464288166    2,690   24,600          SOLE                 24,600      0       -
ISHARES TR                     S&P AMTFREE MUNI 464288323    1,185   11,580          SOLE                 10,430      0   1,150
ISHARES TR                     BARCLYS MBS BD   464288588    1,282   12,175          SOLE                 12,175      0       -
ISHARES TR                     BARLCYS 1-3YR CR 464288646    1,546   14,802          SOLE                 14,802      0       -
ISHARES TR                     BARCLYS 3-7 YR   464288661    1,473   12,900          SOLE                 12,900      0       -
ISHARES TR                     MSCI ESG SEL SOC 464288802      557    9,700          SOLE                  9,700      0       -
ISHARES TR                     RSSL MCRCP IDX   464288869    3,657   68,800          SOLE                 66,250      0   2,550
ISHARES TR                     MSCI VAL IDX     464288877    1,157   21,833          SOLE                 21,533      0     300
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107    1,076   28,800          SOLE                 28,800      0       -
JPMORGAN CHASE & CO            COM              46625h100      733   15,904          OTHER                15,904      0       -
KIMBERLY CLARK CORP            COM              494368103      247    3,785          OTHER                 3,785      0       -
M & T BK CORP                  COM              55261f104      283    3,200          OTHER                 3,200      0       -
MICROSOFT CORP                 COM              594918104      220    8,653          OTHER                 8,653      0       -
PAETEC HOLDING CORP            COM              695459107       93   27,722          OTHER                27,722      0       -
PAYCHEX INC                    COM              704326107    3,142  100,126          OTHER               100,126      0       -
PEPSICO INC                    COM              713448108      218    3,384          OTHER                 3,384      0       -
PIMCO ETF TR                   1-5 US TIP IDX   72201R205      304    5,700          SOLE                  5,700      0       -
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT     73935S105    5,644  185,000          SOLE                185,000      0       -
POWERSHARES DB G10 CURCY HAR   COM UT BEN INT   73935Y102    2,669  109,550          SOLE                109,550      0       -
RYDEX ETF TRUST                S&P500 PUR VAL   78355W304      827   26,725          SOLE                 21,825      0   4,900
SPDR S&P 500 ETF TR            TR UNIT          78462f103  132,366  998,308          SOLE                971,808      0  26,500
SPDR GOLD TRUST                GOLD SHS         78463V107    1,557   11,135          SOLE                 11,135      0       -
SPDR INDEX SHS FDS             S&P EMKTSC ETF   78463X756    1,447   26,860          SOLE                 26,410      0     450
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863   14,083  360,822          SOLE                358,972      0   1,850
SPDR INDEX SHS FDS             S&P INTL SMLCP   78463X871    2,422   76,658          SOLE                 75,808      0     850
SDPR SERIES TRUST              CAP MORTG ETF    78464A383      469   17,415          SOLE                 17,415      0       -
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417      811   20,025          SOLE                 20,025      0       -
SPDR SERIES TRUST              DJ REIT ETF      78464A607   36,562  565,980          SOLE                562,355      0   3,625
SPDR SERIES TRUST              BRCLYS 1-3MT ETF 78464A680    5,640  123,000          SOLE                123,000      0       -
SPDR SERIES TRUST              SPDR KBW BK ETF  78464A797   10,799  418,252          SOLE                414,477      0   3,775
SPDR DOW JONES INDL AVRG ETF   UT SER 1         78467X109   22,400  182,088          SOLE                176,688      0   5,400
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467Y107      569    3,170          SOLE                  3,170      0       -
SCHLUMBERGER LTD               COM              806857108      452    4,846          OTHER                 4,846      0       -
SIRIUS XM RADIO INC            COM              82967N108       23   14,200          OTHER                14,200      0       -
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835   24,893  311,086          SOLE                296,486      0  14,600
VANGUARD TAX-MANAGED FD        MSCI EAFE ETF    921943858    1,239   33,215          SOLE                 33,215      0       -
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775      365    7,395          SOLE                  7,395      0       -


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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ---------- -------- ----------------------
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ -------
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    3,421   69,886          SOLE                 68,961      0     925
VANGUARD INDEX FDS             REIT ETF         922908553    6,278  107,366          SOLE                107,366      0       -
VANGUARD INDEX FDS             MID CAP ETF      922908629    1,678   20,835          SOLE                 16,085      0   4,750
VANGUARD INDEX FDS             LARGE CAP ETF    922908637    2,554   42,020          SOLE                 42,020      0       -
VANGUARD INDEX FDS             SMALL CP ETF     922908751      844   10,690          SOLE                  5,190      0    5500


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